Operating Costs and Non-underlying Items	12 Months Ended
Dec. 31, 2018
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Operating Costs and Non-underlying Items

3. OPERATING COSTS AND NON-UNDERLYING ITEMS

BRAND AND MARKETING INVESTMENT

Brand and marketing investment includes costs incurred for the purpose of building and maintaining brand equity and awareness. These include media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.

RESEARCH AND DEVELOPMENT

Expenditure on research and development includes staff costs, material costs, depreciation of property, plant and equipment and other costs directly attributable to research and product development activities. These costs are charged to the income statement as incurred, except for those development costs which meet the criteria for capitalisation - see note 9.

NON-UNDERLYING ITEMS

Non-underlying items are costs and revenues relating to gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other one-off items within operating profit, and other significant and unusual items within net profit but outside of operating profit, which we collectively term non-underlying items due to their nature and/or frequency of occurrence. These items are significant in terms of nature and/or amount and are relevant to an understanding of our financial performance.

Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.

	€ million 2018	€ million 2017	€ million 2016
Turnover	50,982	53,715	52,713
Cost of sales	(28,769)	(30,547)	(30,229)

of which: Distribution costs	(3,098)	(3,241)	(3,246)

Gross profit	22,213	23,168	22,484
Selling and administrative expenses	(9,678)	(14,311)	(14,683)

of which: Brand and marketing investment	(7,164)	(7,566)	(7,731)
Research and development	(900)	(900)	(978)

Operating profit	12,535	8,857	7,801

NON-UNDERLYING ITEMS

Non-underlying items are disclosed on the face of the income statement to provide additional information to users to help them better understand underlying business performance.

	€ million 2018	€ million 2017	€ million 2016
Non-underlying items within operating profit before tax	3176	(543)	(823)

Acquisition and disposal-related costs(a)	76	(159)	(132)
Gain/(loss) on disposal of group companies(b)	4,331	334	(95)
Restructuring costs	(914)	(638)	(578)
Impairments and other one-off items(c)	(317)	(80)	(18)

Tax on non-underlying items within operating profit	(259)	77	213

Non-underlying items within operating profit after tax	2,917	(466)	(610)

Non-underlying items not in operating profit but within net profit before tax	154	(382)	—

Premium paid on buyback of preference shares	—	(382)	—
Share of gain on disposal of Spreads business in Portugal JV	32	—	—
Net monetary gain arising from hyperinflationary economies	122	—	—

Tax impact of non-underlying items not in operating profit but within net profit	(29)	578	—

Tax on premium paid on buyback of preference shares (non deductible)	—	—	—
Impact of US tax reform(d)	(29)	578	—

Non-underlying items not in operating profit but within net profit after tax	125	196	—

Non-underlying items after tax(e)	3,042	(270)	(610)

Attributable to:
Non-controlling interest	18	(8)	(9)
Shareholders’ equity	3,024	(262)	(601)

(a)	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.

(b)	2018 includes a gain of €4,331 million on disposal of spreads business. 2017 includes a gain of €309 million from the sale of AdeS soy beverage business in Latin America.

(c)

2018 includes a charge of €208 million relating to impairment of Blueair intangible asset. Also included is a charge of €98 million for litigation matters comprised of €48 million for UK pension obligations and €50 million for legal cases in relation to investigations by national competition authorities. 2017 includes an €80 million charge for legal cases in relation to investigations by national competition authorities including those within Italy and South Africa. 2016 includes €18 million in foreign exchange losses resulting from remeasurement of the Argentinian business.

(d)

On 22 December 2017, HR1, formerly known as the Tax Cuts and Jobs Act was signed into law in the United States. As a result, tax benefit of €578 million was recognised in 2017, primarily due to re-measurement of deferred tax assets and liabilities at the new lower 21% federal tax rate.

(e)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.

OTHER

Other significant cost items within operating costs include:

	Notes	€ million 2018	€ million 2017	€ million 2016
Staff costs	4A	(6,552)	(6,712)	(6,523)
Raw and packaging materials and goods purchased for resale		(20,526)	(21,579)	(21,122)
Amortisation of finite-life intangible assets and software	9	(348)	(365)	(310)
Depreciation of property, plant and equipment	10	(1,191)	(1,173)	(1,154)
Exchange gains/(losses):		(49)	(214)	(209)

On underlying transactions		(116)	(51)	(28)
On covering forward contracts		67	(163)	(181)

Lease rentals:		(556)	(557)	(531)

Minimum operating lease payments		(568)	(568)	(536)
Less: Sub-lease income relating to operating lease agreements		12	11	5